Share-based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 07, 2011	Sep. 30, 2019 shares	Apr. 30, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 ¥ / shares shares	Mar. 18, 2020 shares	Mar. 17, 2020 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share-based compensation expense | ¥				¥ 0	¥ 0
Weighted average grant date fair value of options granted | (per share)				¥ 0	¥ 1.44	$ 0.21	¥ 0
Share options, exercised				0	0		0
Number of Options - Granted				0	13,266,000		0
Exercise price of options granted | $ / shares						$ 0.0001
Restricted Stock [Member]
Award vesting period				4 years
Award vesting percentage	25.00%
2012 Incentive Plan [Member]
Award vesting period				4 years
2018 Incentive Plan [Member]
Award vesting period				4 years
Unrecognized compensation expenses, unvested awards				¥ 58,300,000	¥ 40,100,000	$ 40,100,000				$ 8.4	$ 5.8
Unrecognized compensation expenses, weighted average period for recognition				2 years 10 months 24 days	3 years 9 months
2018 Incentive Plan [Member] | Kastle Limited [Member]
Share based compensation arrangement, shares issued during period		25,428,430
2019 Incentive Plan [Member] | Subsequent Event [Member]
Exercise price of options granted | $ / shares			$ 0.0001
2019 Incentive Plan [Member] | Common Class A [Member] | Subsequent Event [Member]
Number of Options - Granted			2,935,620
Ordinary shares, shares authorized								100,000,000	40,000,000
2019 Incentive Plan [Member] | Common Class A [Member] | Subsequent Event [Member] | Maximum [Member]
Award vesting period			3 years
2019 Incentive Plan [Member] | Common Class A [Member] | Subsequent Event [Member] | Minimum [Member]
Award vesting period			0 years